INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 3) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012
Partnerships Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$ 21,606,463		$ 28,120,004
Acquisition costs of operating limited partnerships	2,958,280		3,948,286
Cumulative distributions from operating limited partnerships	(162,887)		(177,101)
Cumulative impairment loss in investments in operating limited partnerships	(2,314,771)		(2,545,068)
Cumulative losses from operating limited partnerships	(22,087,085)		(29,346,121)
Investments in operating limited partnerships per balance sheets	0		0
The Partnership (has recorded) has not recorded capital contributions to the operating limited partnerships during the year ended March 31, 2014 & 2013, which (have not) have been included in the Partnerships’ capital account included in the operating limited partnerships’ financial statements as of December 31, 2013 & 2012 (see note A).	(139,775)		(139,775)
The Partnership has recorded acquisition costs at March 31, 2014 & 2013, which have not been recorded in the net assets of the operating limited partnerships (see note A).	(264,054)		(264,054)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	514,213		655,610
Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see note A).	(23,128,112)		(28,772,360)
The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	260,175		346,239
Cumulative impairment loss in investments in operating limited partnerships	2,314,771		2,545,068
Other	467,263		574,810
Equity per operating limited partnerships' combined financial statements	(19,975,519)	(19,975,519)	(25,054,462)	(25,054,462)
Series Seven [Member]
Partnerships Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	0		0
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Cumulative losses from operating limited partnerships	0		0
Investments in operating limited partnerships per balance sheets	0		0
The Partnership (has recorded) has not recorded capital contributions to the operating limited partnerships during the year ended March 31, 2014 & 2013, which (have not) have been included in the Partnerships’ capital account included in the operating limited partnerships’ financial statements as of December 31, 2013 & 2012 (see note A).	0		0
The Partnership has recorded acquisition costs at March 31, 2014 & 2013, which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see note A).	0		0
The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Other	0		0
Equity per operating limited partnerships' combined financial statements	0	0	0	0
Series Nine [Member]
Partnerships Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	2,881,634		3,325,904
Acquisition costs of operating limited partnerships	439,410		492,293
Cumulative distributions from operating limited partnerships	(6,471)		(13,146)
Cumulative impairment loss in investments in operating limited partnerships	(151,618)		(151,618)
Cumulative losses from operating limited partnerships	(3,162,955)		(3,653,433)
Investments in operating limited partnerships per balance sheets	0		0
The Partnership (has recorded) has not recorded capital contributions to the operating limited partnerships during the year ended March 31, 2014 & 2013, which (have not) have been included in the Partnerships’ capital account included in the operating limited partnerships’ financial statements as of December 31, 2013 & 2012 (see note A).	0		0
The Partnership has recorded acquisition costs at March 31, 2014 & 2013, which have not been recorded in the net assets of the operating limited partnerships (see note A).	(24,042)		(24,042)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see note A).	(3,765,371)		(4,753,015)
The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	26,232		26,232
Cumulative impairment loss in investments in operating limited partnerships	151,618		151,618
Other	102,475		151,588
Equity per operating limited partnerships' combined financial statements	(3,509,088)	(3,509,088)	(4,447,619)	(4,447,619)
Series Ten [Member]
Partnerships Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	2,534,511		3,452,486
Acquisition costs of operating limited partnerships	224,951		349,011
Cumulative distributions from operating limited partnerships	(30,409)		(31,287)
Cumulative impairment loss in investments in operating limited partnerships	(252,659)		(457,341)
Cumulative losses from operating limited partnerships	(2,476,394)		(3,312,869)
Investments in operating limited partnerships per balance sheets	0		0
The Partnership (has recorded) has not recorded capital contributions to the operating limited partnerships during the year ended March 31, 2014 & 2013, which (have not) have been included in the Partnerships’ capital account included in the operating limited partnerships’ financial statements as of December 31, 2013 & 2012 (see note A).	0		0
The Partnership has recorded acquisition costs at March 31, 2014 & 2013, which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see note A).	(2,653,102)		(3,593,274)
The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	17,930		24,187
Cumulative impairment loss in investments in operating limited partnerships	252,659		457,341
Other	106,885		124,182
Equity per operating limited partnerships' combined financial statements	(2,275,628)	(2,275,628)	(2,987,564)	(2,987,564)
Series Eleven [Member]
Partnerships Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	5,266,357		5,266,357
Acquisition costs of operating limited partnerships	727,835		727,835
Cumulative distributions from operating limited partnerships	(54,407)		(54,407)
Cumulative impairment loss in investments in operating limited partnerships	(282,491)		(282,491)
Cumulative losses from operating limited partnerships	(5,657,294)		(5,657,294)
Investments in operating limited partnerships per balance sheets	0		0
The Partnership (has recorded) has not recorded capital contributions to the operating limited partnerships during the year ended March 31, 2014 & 2013, which (have not) have been included in the Partnerships’ capital account included in the operating limited partnerships’ financial statements as of December 31, 2013 & 2012 (see note A).	0		0
The Partnership has recorded acquisition costs at March 31, 2014 & 2013, which have not been recorded in the net assets of the operating limited partnerships (see note A).	(6,867)		(6,867)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see note A).	(5,203,502)		(4,915,654)
The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	101,163		101,163
Cumulative impairment loss in investments in operating limited partnerships	282,491		282,491
Other	383,351		389,689
Equity per operating limited partnerships' combined financial statements	(4,443,364)	(4,443,364)	(4,149,178)	(4,149,178)
Series Twelve [Member]
Partnerships Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	2,830,174		4,633,863
Acquisition costs of operating limited partnerships	344,161		557,807
Cumulative distributions from operating limited partnerships	0		(6,661)
Cumulative impairment loss in investments in operating limited partnerships	(62,060)		(102,414)
Cumulative losses from operating limited partnerships	(3,112,275)		(5,082,595)
Investments in operating limited partnerships per balance sheets	0		0
The Partnership (has recorded) has not recorded capital contributions to the operating limited partnerships during the year ended March 31, 2014 & 2013, which (have not) have been included in the Partnerships’ capital account included in the operating limited partnerships’ financial statements as of December 31, 2013 & 2012 (see note A).	0		0
The Partnership has recorded acquisition costs at March 31, 2014 & 2013, which have not been recorded in the net assets of the operating limited partnerships (see note A).	(17,229)		(17,229)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	130,802		158,916
Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see note A).	(3,720,151)		(6,302,487)
The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	73,881		151,809
Cumulative impairment loss in investments in operating limited partnerships	62,060		102,414
Other	14,341		32,248
Equity per operating limited partnerships' combined financial statements	(3,456,296)	(3,456,296)	(5,874,329)	(5,874,329)
Series Fourteen [Member]
Partnerships Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	8,093,787		11,441,394
Acquisition costs of operating limited partnerships	1,221,923		1,821,340
Cumulative distributions from operating limited partnerships	(71,600)		(71,600)
Cumulative impairment loss in investments in operating limited partnerships	(1,565,943)		(1,551,204)
Cumulative losses from operating limited partnerships	(7,678,167)		(11,639,930)
Investments in operating limited partnerships per balance sheets	0		0
The Partnership (has recorded) has not recorded capital contributions to the operating limited partnerships during the year ended March 31, 2014 & 2013, which (have not) have been included in the Partnerships’ capital account included in the operating limited partnerships’ financial statements as of December 31, 2013 & 2012 (see note A).	(139,775)		(139,775)
The Partnership has recorded acquisition costs at March 31, 2014 & 2013, which have not been recorded in the net assets of the operating limited partnerships (see note A).	(215,916)		(215,916)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	383,411		496,694
Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see note A).	(7,785,986)		(9,207,930)
The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	40,969		42,848
Cumulative impairment loss in investments in operating limited partnerships	1,565,943		1,551,204
Other	(139,789)		(122,897)
Equity per operating limited partnerships' combined financial statements	$ (6,291,143)	$ (6,291,143)	$ (7,595,772)	$ (7,595,772)